UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one): [  ] is a restatement.
                                      [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1325 Fourth Avenue, Suite 1425
         Seattle, WA  98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison                  Seattle, Washington       November 14, 2011


Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       18

Form 13F Information Table Value Total:                                 $160,646
                                                                     (thousands)


List of Other Included Managers: None

                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                  COM NEW      88554D205    7503     536284    SH            SOLE        N/A   536284
ACME PACKET INC                     COM        004764106   19334     453960    SH            SOLE        N/A   453960
ACTIVE NETWORK INC                  COM        00506D100    6947     470960    SH            SOLE        N/A   470960
AMAZON COM INC                      COM        023135106   31183     144210    SH            SOLE        N/A   144210
ANCESTRY COM INC                    COM        032803108    6356     270480    SH            SOLE        N/A   270480
APPLE INC                           COM        037833100    6871      18020    SH            SOLE        N/A    18020
AUTODESK INC                        COM        052769106    7506     270080    SH            SOLE        N/A   270080
BROADSOFT INC                       COM        11133B409    7855     258828    SH            SOLE        N/A   258828
GOOGLE INC                         CL A        38259P508   11135      21620    SH            SOLE        N/A    21620
HOMEAWAY INC                        COM        43739Q100   11060     328961    SH            SOLE        N/A   328961
LINKEDIN CORP                    COM CL A      53578A108    1751      22430    SH            SOLE        N/A    22430
OPENTABLE INC                       COM        68372A104    5480     119100    SH            SOLE        N/A   119100
QLIK TECHNOLOGIES   INC             COM        74733T105    4514     208676    SH            SOLE        N/A   208676
SALESFORCE COM INC                  COM        79466L302   20801     182020    SH            SOLE        N/A   182020
SINA CORP                           ORD        G81477104    4841      67600    SH            SOLE        N/A    67600
STRATASYS INC                       COM        862685104    5591     301545    SH            SOLE        N/A   301545
YAHOO INC                           COM        984332106    1181      89710    SH            SOLE        N/A    89710
YOUKU COM INC                    SPON ADR      98742U100     737      45060    SH            SOLE        N/A    45060